Note Receivable (Tables)	12 Months Ended
Dec. 31, 2025
Note Receivable [Abstract]
Schedule of Note Receivable Allowance for Expected Credit Losses	The reversal was primarily attributable to an updated assessment of the counterparty’s financial condition and repayment capacity, as well as subsequent developments indicating an improvement in the expected recoverability of the outstanding balance.
	As of December 31,
Allowance for expected credit losses	2025	2024
Beginning	$263,992	$-
Provision for expected credit losses	-	263,992
Reversal of expected credit losses	(55,123)	-
Exchange rate difference		-
Ending	$208,869	$263,992